Affiliated companies and other equity-method investees (Tables)	12 Months Ended
Mar. 31, 2020
Affiliated Companies and Other Equity-method Investees [Abstract]
Summary of financial information for signifiant affiliated companies

	Millions of yen
	March 31
	2019	2020
Total assets	¥2,535,825	¥2,559,985
Total liabilities	1,538,231	1,669,132

	Millions of yen
	Year ended March 31
	2018 (1)	2019	2020
Net revenues	¥949,055	¥963,824	¥1,017,860
Non-interest expenses	768,419	794,264	791,403
Net income attributable to the companies	122,623	122,440	155,567

(1)	For JAFCO, financial information while it was an affiliated company of Nomura is included.

Summary of balances and transactions with affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2019	2020
Investments in affiliated companies	¥436,220	¥367,641
Other receivables from affiliated companies (1)	1,425	25,074
Other payables to affiliated companies (1)	2,998	27,648

(1)	As a result of adopting ASU 2016-02 as of April 1, 2019, ROU assets and operating lease liabilities are included by ¥23,733mil respectively.

	Millions of yen
	Year ended March 31
	2018	2019	2020
Revenues	¥1,677	¥1,986	¥3,833
Non-interest expenses	46,632	44,073	46,335
Purchase of software, securities and tangible assets	26,830	13,515	17,716

Summary of aggregate carrying amount and fair value of investments in affiliated companies and other equity-method investees

	Millions of yen
	March 31
	2019	2020
Carrying amount	¥423,885	¥357,751
Fair value	600,132	511,667

Summary of equity in earnings of equity-method investees and dividends from equity-method investees

	Millions of yen
	Year ended March 31
	2018	2019	2020
Equity in earnings of equity-method investees (1)	¥34,516	¥32,014	¥32,109
Dividends from equity-method investees	13,290	12,971	11,767

(1)	Equity in earnings of equity-method investees is reported within Revenue-Other in the consolidated statements of income.